Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash	$ 68,707	$ 29,955
Accounts receivable	1,559	708
Prepaid expenses	1,787	1,232
Total current assets	72,053	31,895
Investment in Juanicipio	394,622	338,316
Exploration and evaluation assets	52,637	37,259
Deferred financing fees	909	0
Property and equipment	301	348
Investments	8	11
Total non-current assets	448,477	375,934
Total assets	520,530	407,829
Liabilities
Trade and other payables	2,668	2,542
Current portion of lease obligation	154	121
Flow-through share premium liability	1,969	0
Total current liabilities	4,791	2,663
Lease obligation	0	140
Deferred income taxes	8,498	2,921
Provision for reclamation	484	409
Total liabilities	13,773	6,133
Equity
Share capital	614,364	559,933
Equity reserve	20,764	18,790
Accumulated other comprehensive income	781	784
Deficit	(129,152)	(177,811)
Total equity	506,757	401,696
Total liabilities and equity	$ 520,530	$ 407,829